CREDIT IMPAIRMENT CHARGES AND PROVISIONS	6 Months Ended
Jun. 30, 2025
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
CREDIT IMPAIRMENT CHARGES AND PROVISIONS	4. CREDIT IMPAIRMENT CHARGES AND PROVISIONS
For the half year to

	30 June 2025	30 June 2024
	£m	£m
Credit impairment charges:
Loans and advances to customers	102	33
Recoveries of loans and advances, net of collection costs	10	7
Off-balance sheet credit exposures (See Note 21)	(7)	20
	105	60
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 21)	248	142
Charge for residual value and voluntary termination	1	1
	249	143
	354	203
In H1-25 and H1-24 there were no material credit impairment charges on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.